FHLB Advances And Other Debt (Assets Pledged As Collateral With FRB) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 105,910	$ 62,009
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	29,578	18,491
Real Estate Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 76,332	$ 43,518